Basis of Presentation of the Consolidated Financial Statements - Sale of Share Capital (Details) € / shares in Units, € in Millions, shares in Millions, $ in Millions															1 Months Ended	12 Months Ended
	Aug. 29, 2019 USD ($)	Aug. 29, 2019 EUR (€)	May 16, 2019 USD ($)	May 16, 2019 EUR (€)	Feb. 20, 2019 USD ($)	Feb. 20, 2019 EUR (€)	Feb. 14, 2019 EUR (€)	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)	Nov. 08, 2018 EUR (€)	Jul. 27, 2018 EUR (€) € / shares	Nov. 13, 2017 EUR (€) shares	Oct. 24, 2017 EUR (€) shares	Feb. 20, 2017 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Impact of transaction in equity attributable to equity holders											€ 232.0
Increase (decrease) in equity through change in equity of equity holders																€ (507.0)	€ 371.0	€ 1,843.0
Other income																2,842.0	1,622.0	1,489.0
Retained earnings
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders															€ 570.0	(89.0)	232.0	449.0
Reserve of exchange differences on translation [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders															(9.0)			(9.0)
Non-controlling interests
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders											€ 139.0				690.0	(418.0)	€ 139.0	€ 649.0
Telefónica Centroamericana Inversiones, S.L. | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of ownership interest (as a percent)								60.00%	60.00%
Telefónica Centroamericana Inversiones, S.L. | Corporacion Multi Inversiones, SA
Disclosure of classes of share capital [line items]
Proportion of ownership interest (as a percent)								40.00%	40.00%
Telefónica Moviles Guatemala
Disclosure of classes of share capital [line items]
Purchase of investment interest																114.0
Equity attributable to noncontrolling interestsa									€ 114.0
Telefonía Celular de Nicaragua, S.A.
Disclosure of classes of share capital [line items]
Purchase of investment interest																112.0
Equity attributable to noncontrolling interestsa				€ 188.0		€ 112.0
Telefónica Móviles Panamá, S.A.
Disclosure of classes of share capital [line items]
Purchase of investment interest																€ 188.0
Telxius Telecom, S.A.
Disclosure of classes of share capital [line items]
Proportion of ownership interest (as a percent)																50.01%
Proportion of share capital acquired (as a percent)													40.00%	40.00%
Purchase of investment interest														€ 1,275.0
Telxius Telecom, S.A. | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of indirect participation (as a percent)											9.99%					9.99%
Telxius Telecom, S.A. | Pontel Participaciones, SL
Disclosure of classes of share capital [line items]
Proportion of ownership interest (as a percent)											60.00%					60.00%
Telxius Telecom, S.A. | KKR
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders															690.0
Number of share options exercised | shares												38		38
Proportion of share capital acquired (as a percent)												15.20%		15.20%		40.00%	15.20%
Purchase of investment interest												€ 484.5		€ 484.5	€ 1,275.0
Grupo Catalana Occidente | Antares
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital										€ 161.0
Non-current assets or disposal groups classified as held for sale																	€ 793.0
Liabilities associated with noncurrent assets held for sale																	€ 661.0
Capital gain (loss)							€ 98.0
Reclassification between actuarial gains and losses and impact of limit on assets for defined benefit pension plans and retained earnings							€ 89.0
Grupo Catalana Occidente | Antares | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of voting equity transferred (as a percent)										100.00%
America Movil, SAB de CV | Telefónica Moviles Guatemala & Telefónica Moviles El Salvador
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital								$ 648	570.0
America Movil, SAB de CV | Telefónica Moviles Guatemala
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital									293.0
America Movil, SAB de CV | Telefónica Moviles El Salvador
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital									€ 277.0
America Movil, SAB de CV | Telefónica Moviles El Salvador | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of voting equity transferred (as a percent)									99.30%
Millicom International Cellular, S.A. | Telefonica Moviles Panama & Telefonica Celular de Nicaragua & Telefonica de Costa Rica
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital					$ 1,650	€ 1,455.0
Millicom International Cellular, S.A. | Telefonía Celular de Nicaragua, S.A. | Telefónica Centroamericana Inversiones, S.L.
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital			$ 437	390.0
Other income				€ 172.0
Millicom International Cellular, S.A. | Telefónica Móviles Panamá, S.A.
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital	$ 594	€ 536.0
Other income		€ 190.0
Pontegadea Group | Telxius Telecom, S.A.
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital											€ 378.8
Transfer price per share (EUR per share) | € / shares											€ 15.2
Pontegadea Group | Telxius Telecom, S.A. | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of voting equity transferred (as a percent)											16.65%
KKR | Telxius Telecom, S.A.
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital													€ 790.5	€ 790.5
Number of shares exchanged for cash | shares													62	62
Percent of share capital transferred													0.248	0.248					0.248